Collateralized transactions - Schedule of securities received as collateral (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2019	Mar. 31, 2019
Collateralized Transactions
The fair value of securities received as collateral, securities borrowed as collateral and securities borrowed without collateral where Nomura is permitted by contract or custom to sell or repledge the securities	¥ 46,148	¥ 46,924
The portion of the above that has been sold (reported within Trading liabilities in the consolidated balance sheets) or repledged	¥ 37,199	¥ 38,551